Costs and expenses by nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of costs and expenses by nature [Abstract]
Cost of sales	$ 47,502,959	$ 42,635,071	$ 36,847,508
General, selling and administrative expenses	5,423,379	4,847,858	4,323,374
Total costs and expenses	52,926,338	47,482,929	41,170,882
Inventory consumption	37,567,550	34,018,493	28,877,468
Wages and salaries	6,605,584	5,971,382	5,127,750
Freight	4,176,508	3,712,349	3,394,780
Maintenance	1,471,392	1,292,763	1,166,326
Other utility expenses	1,334,339	1,005,570	1,020,610
Depreciation	1,075,788	925,748	769,270
Leases	416,437	403,116	359,749
Other	278,740	153,508	454,929
Total	$ 52,926,338	$ 47,482,929	$ 41,170,882